Commitments and contingencies (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Trade payables (including accruals)	kr 265,701	kr 376,292
Right-of-use asset	578,494	586,920
B Y D Motors L L C [Member]
Entity Information [Line Items]
Trade and other receivables	354	1,133
Trade payables (including accruals)	121,757	140,085
Right-of-use asset
Lease liability
Voltera Power L L C [Member]
Entity Information [Line Items]
Trade and other receivables
Trade payables (including accruals)	68,220	42,631
Right-of-use asset	266,030	345,200
Lease liability	305,486	375,087
Maersk [Member]
Entity Information [Line Items]
Trade and other receivables	15,578	27,645
Trade payables (including accruals)
Right-of-use asset
Lease liability